Net loss per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Computation of basic and diluted net loss per share
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three and nine months ended September 30, 2022 and 2021 (in thousands, except share and per share data):

	For the three months ended September 30,
	2022	2021
Numerator:

Net loss attributable to common stockholders - basic and diluted	$(13,053)	$(4,209)

Denominator:
Weighted-average common stock outstanding	116,256,805	125,362,390

Net loss per share attributable to common stockholders - basic and diluted	$(0.11)	$(0.03)

	For the nine months ended September 30,
	2022	2021
Numerator:

Net loss attributable to common stockholders - basic and diluted	$(37,868)	$(17,705)

Denominator:
Weighted-average common stock outstanding	122,337,727	125,331,065

Net loss per share attributable to common stockholders - basic and diluted	$(0.31)	$(0.14)

Potentially dilutive securities
Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	As of September 30,
	2022	2021
Public Warrants as converted to Common Shares (Note 8)	14,426,301	—
Private Warrants as converted to Common Shares (Note 8)	11,633,060	—
D-Wave Systems Warrant Shares as converted to Common Shares (Note 11)	2,889,282	2,889,282
Options to purchase common stock as converted to Common Shares	14,847,108	14,608,809

Total	43,795,751	17,498,091

D-Wave Systems Inc. [Member]
Computation of basic and diluted net loss per share
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	For the years ended December 31,
	2021	2020
Numerator:
Net Income	$(31,545)	$(10,019)

Denominator:
Weighted-average shares outstanding, basic and diluted	111,911,127	121,358,989

Net loss per share, basic and diluted	$(0.28)	$(0.08)

Potentially dilutive securities
Potentially

dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	For the years ended December 31,
	2021	2020
Options to purchase common shares	16,336	12,655
Warrants to purchase common shares	618	618
Warrants for preferred shares	3,248	3,248